Income Taxes - Additional Information (Details) - Tax Litigation With Canada Revenue Agency - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated length of time to receive judgment on potential appeal	2 years
Insurance coverage purchased	$ 272.5
Costs incurred to purchase insurance coverage	50.3
Tax reassessment issued, amount of possible loss, amount owed by trusts	244.8
Tax reassessment issued, amount of possible loss, late payment interest	166.6
Tax reassessment issued, amount of possible loss, late filing penalty	$ 4.1
Accumulated non-capital losses		$ 591.0
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated length of time to receive judgment	2 years
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated length of time to receive judgment	3 years